ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Grupo exposure to public sector (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 621,065,731	$ 686,714,111
Loans to the Public Sector	277,702	$ 44,292
Public sector exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans to the Public Sector	277,702
Total exposure to the public sector	$ 310,955,599
Percentage of total assets (as percent)	44.62%
Percentage of shareholders equity (as percent)	336.73%
Public sector exposure | Debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 310,677,897
Public sector exposure | Repo transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	248,636,378
Public sector exposure | Treasury Bills
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,559,125
Public sector exposure | Other instruments issued by the provincial authorities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 33,482,394